CONVERTIBLE DEBENTURES (Details) - Convertible Debenture (USD $)	Dec. 31, 2015	Jul. 31, 2014	Oct. 31, 2013	Jul. 31, 2014 Convertible Debenture Due November 2016 [Member]	Jul. 30, 2014 Convertible Debenture Due November 2016 [Member]	Nov. 30, 2013 Convertible Debenture Due November 2016 [Member]
CONVERTIBLE DEBENTURES (Details) - Convertible Debenture [Line Items]
Face value of Convertible Debenture due November 2016	$ 1,765,000	$ 1,440,000	$ 325,000		$ 3,500,000
Proceeds attributable to the Convertible Debenture due November 2016				1,414,064
Fair value of embedded conversion feature		1,670,704	164,811	1,570,000		1,570,000
Relative fair value of Convertible Debenture Warrant				515,936		515,936
Discount	$ (1,394,819)			$ 2,085,936		$ (2,085,936)